CLOUD INFRASTRUCTURE CONSTRUCTION IN PROGRESS (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2017 CNY (¥)
Major classes of assets and liabilities held for sale
Cloud infrastructure construction in progress	$ 44,412,000		¥ 292,639,000	¥ 289,280,000	¥ 289,788,000
Costs capitalized						¥ 416,352,000
Additional investment	3,979,000	¥ 25,960,000	12,637,000	333,286,000
Property, Plant and Equipment, Gross	182,036,000		1,230,989,000		1,187,786,000
Buildings
Major classes of assets and liabilities held for sale
Costs capitalized				265,152,000
Property, Plant and Equipment, Gross	65,736,000		313,836,000		317,602,000
Equipment
Major classes of assets and liabilities held for sale
Property, Plant and Equipment, Gross	$ 4,415,000		¥ 9,278,000	104,078,000	¥ 28,811,000
Other noncurrent assets
Major classes of assets and liabilities held for sale
Property, Plant and Equipment, Gross				¥ 91,128,000